Related party transactions (Tables)	9 Months Ended
Sep. 30, 2024
Related party transactions
Schedule of key management personnel compensation
	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Salaries, benefits, bonuses and consulting fees	1,217,268	374,667	1,693,796	1,047,111
Share-based payments	21,530	—	2,366,146	1,963,983
	1,238,798	374,667	4,059,942	3,011,094